Vessels, Net	12 Months Ended
Dec. 31, 2022
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying consolidated balance sheet are analyzed as follows:

Cost:
Beginning balance at January 20, 2022	-
- Vessel contributed by Seanergy	18,500
- Additions	80,648
- Disposals	(60,379)
Ending balance at December 31, 2022	38,769

Accumulated depreciation:
Beginning balance at January 20, 2022	-
- Depreciation for the period	(1,903)
- Disposals	646
Ending balance at December 31, 2022	(1,257)

Net book value	37,512

Vessel contribution
On July 6, 2022, Seanergy contributed the vessel-owning subsidiary of the Gloriuship to United (Note 3).
Acquisitions
On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Aframax oil tanker, the Parosea, for a gross purchase price of $20,250. The vessel was delivered to the Company on August 10, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 6).
On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Aframax oil tanker, the Bluesea, for a gross purchase price of $20,250. The vessel was delivered to the Company on August 12, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 6).
On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand LR2 product tanker vessel, the Minoansea, for a gross purchase price of $19,000. On August 30, 2022, the company entered into an addendum to the original agreement to deduct $25 of the gross purchase price. The vessel was delivered to the Company on August 30, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 6).
On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand LR2 product tanker vessel, the Epanastasea, for a gross purchase price of $20,000. On September 1, 2022, the company entered into an addendum to the original agreement to deduct $181 of the gross purchase price. The vessel was delivered to the Company on September 2, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 6).
The Epanastasea was acquired with a below-market time charter. The value of the below-market time charter of $146 was recognized as an addition to “Vessels, net” in the consolidated balance sheet.
During the year ended December 31, 2022, an amount of $1,208 of expenditures related to vessels’ acquisition cost were capitalized and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.
Advances for Vessels Acquisitions and Other Costs
On December 19, 2022, pursuant to the terms of the Right of First Refusal Agreement, described above (Note 3), the Company received a transfer notice from Seanergy in relation to the proposed sales of the Goodship and the Tradership.

On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. The vessel was delivered to the Company on February 10, 2023. The acquisition of the vessel was financed with cash on hand which included a cash-collateral deposit securing the August 2022 Entrust Facility (Notes 6 & 14).  On December 28, 2022, the company paid an advance of $6,125 according to terms of the agreement and it is included in “Advances for vessels acquisitions from related parties” in the consolidated balance sheet.
On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. The vessel was delivered to the Company on February 28, 2023. The acquisition of the vessel was financed with cash on hand which included a cash-collateral deposit securing the August 2022 EnTrust Facility (Notes 6 & 14).  On December 28, 2022, the company paid an advance of $6,563 according to terms of the agreement and it is included in “Advances for vessel acquisitions from related parties” in the consolidated balance sheet.
Gain on sale of vessels, net
On September 24, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Parosea for a gross sale price of $31,250. The vessel was delivered to her new owners on November 8, 2022. A gain on sale of vessel net of sale expenses amounting to $9,215 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.
On September 24, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Bluesea for a gross sale price of $31,250. The vessel was delivered to her new owners on December 1, 2022. A gain on sale of vessel net of sale expenses amounting to $9,175 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.
On December 12, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Minoansea for a gross sale price of $39,000. The vessel was delivered to her new owners on December 22, 2022. A gain on sale of vessel net of sale expenses amounting to $17,705 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.